Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

21. Other expenses

     Our other expenses of $3.0 million in the year ended December 31, 2009, reflect an accrual for the costs incurred by the Company in connection with the proposed all share Amalgamation between AerCap Holdings N.V. and Genesis Lease Limited.